Note 10. Other Borrowings	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
NOTE 10 – OTHER BORROWINGS

Other borrowings consists of the following at December 31, 2011 and 2010:

	2011	2010
Federal Home Loan Bank borrowings:
Secured note, with interest at 4.28%, due June 24, 2011	$-	$17,000,000
Secured note, with interest at 2.18%, due July 3, 2012	5,000,000	5,000,000
Secured note, with interest at 4.25% through February 28, 2008, thereafter putable back at the option of the holder, due August 28, 2012	5,000,000	5,000,000
Secured note, with interest at 4.20% through February 28, 2008, thereafter putable back at the option of the holder, due February 28, 2017	10,000,000	10,000,000
Secured note, with interest at 3.95% through September 11, 2008, thereafter putable back at the option of the holder, due September 11, 2017	7,500,000	7,500,000
Advances secured by individual residential mortgages under blanket agreement	64,985	100,197

Total Federal Home Loan Bank borrowings	27,564,985	44,600,197

Customer repurchase agreements with an average outstanding rate of .17% at December 31, 2011 and .25% at December 31, 2010	5,215,978	11,177,637

Total other borrowings	$32,780,963	$55,777,834

Federal Home Loan Bank borrowings are secured by Federal Home Loan Bank stock and eligible mortgage loans approximating $92,165,870 at December 31, 2011.   The interest rates on advances outstanding at December 31, 2011, secured by individual mortgages under blanket agreement, ranged from 2.18% to 8.80%, with varying maturities through July 2019.  At December 31, 2011, the Bank had $17,700,000 of borrowing availability under various line-of-credit agreements with the Federal Home Loan Bank and other financial institutions.

Future contractual maturities of other borrowings, excluding short-term customer repurchase agreements, are as follows at December 31, 2011:  2012, $10,019,214; 2013, $13,722; 2014, $9,858; 2015, $7,514; 2016, $6,426 and thereafter, $17,508,251.